LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM DEPOSITS [Abstract]
Schedule of Long Term Deposits	Long term deposits consist of the following:
	As of December 31,
	2012	2013

Concession fee deposits	$21,633	$19,780
Office rental deposits	674	717
	$22,307	$20,497